UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ampere Capital Management LP

Address:  75 Rockefeller Plaza, 27th Floor
          New York, New York 10019

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Joslin
Title:    Chief Financial Officer
Phone:    (646) 825-4425


Signature, Place and Date of Signing:

/s/  Richard Joslin             New York, New York            August 11, 2006
---------------------        ----------------------        ---------------------
  [Signature]                  [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       38
Form 13F Information Table Value Total:    $179,609



List of Other Included Managers:  None

                        FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2          COLUMN 3   COLUMN 4      COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                         VALUE      SHRS OR   SH/  PUT/   INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS           CUSIP      (X$1000)   PRN AMT   PRN  CALL   DISCRETION  MGRS  SOLE  SHARED  NONE
--------------                   --------           -----      --------   -------   ---  ----   ----------  ----  ----  ------  ----
ACTIVISION INC NEW               COM NEW            004930202   1,200       105,452 SH           SOLE             SOLE
AETHER HLDGS INC                 COM                00809C106   2,515       457,226 SH           SOLE             SOLE
AMERICA MOVIL SA DE CV           SPON ADR L SHS     02364W105   2,694        81,000 SH           SOLE             SOLE
AU OPTRONICS CORP                SPONSORED ADR      002255107   2,848       200,000 SH           SOLE             SOLE
BOOKHAM INC                      COM                09856E105   1,680       500,000 SH           SOLE             SOLE
CARMIKE CINEMAS INC              COM                143436400   3,089       146,532 SH           SOLE             SOLE
CONEXANT SYSTEMS INC             COM                207142100   3,857     1,542,933 SH           SOLE             SOLE
CYPRESS SEMICONDUCTOR CORP       COM                232806109   5,721       393,445 SH           SOLE             SOLE
GARMIN LTD                       ORD                G37260109   6,806        64,550 SH           SOLE             SOLE
GLOBAL CROSSING LTD              SHS NEW            G3921A175   4,718       265,480 SH           SOLE             SOLE
HIMAX TECHNOLOGIES INC           SPONSORED ADR      43289P106   2,717       474,946 SH           SOLE             SOLE
LEVEL 3 COMMUNICATIONS INC       COM                52729N100   7,990     1,799,535 SH           SOLE             SOLE
LIBERTY GLOBAL INC               COM SER A          530555101   2,121        98,672 SH           SOLE             SOLE
LIBERTY GLOBAL INC  COM STK      COM                530555101  19,741       918,200      CALL    SOLE             SOLE
LIBERTY MEDIA HLDG CORP          INT COM SER A      53071M104   3,260       188,889 SH           SOLE             SOLE
LIBERTY MEDIA HLDG CORP          CAP COM SER A      53071M302   3,123        37,276 SH           SOLE             SOLE
LIBERTY MEDIA HLDG CORP          CAP COM SER A      53071M302   8,394       100,200      CALL    SOLE             SOLE
LIBERTY MEDIA HLDG CORP          INT COM SER A      53071M104   8,647       501,000      CALL    SOLE             SOLE
MARCHEX INC                      CL B               56624R108   2,538       154,449 SH           SOLE             SOLE
MEMC ELECTR MATLS INC            COM                552715104   2,160        57,602 SH           SOLE             SOLE
MICROSOFT CORP                   COM                594918104   6,058       260,000      CALL    SOLE             SOLE
NDS GROUP PLC                    SPONSORED ADR      628891103   3,359        72,155 SH           SOLE             SOLE
NET 1 UEPS TECHNOLOGIES INC      COM NEW            64107N206   7,016       256,542 SH           SOLE             SOLE
NTL INC DEL                      COM                62941W101  10,956       440,000      CALL    SOLE             SOLE
NTL INC DEL                      COM                62941W101  16,932       680,000      CALL    SOLE             SOLE
ON SEMICONDUCTOR CORP            COM                682189105   4,087       695,006 SH           SOLE             SOLE
OPENWAVE SYS INC                 COM NEW            683718308   1,294       112,104 SH           SOLE             SOLE
POWERWAVE TECHNOLOGIES INC       COM                739363109   1,527       167,487 SH           SOLE             SOLE
SCOPUS VIDEO NETWORKS LTD        SHS                M8260H106     647       111,978 SH           SOLE             SOLE
SEAGATE TECHNOLOGY               SHS                G7945J104   2,177        96,165 SH           SOLE             SOLE
SEAGATE TECHNOLOGY               SHS                G7945104    7,378       325,900      CALL    SOLE             SOLE
SILICON IMAGE INC                COM                82705T102   2,198       203,900 SH           SOLE             SOLE
SKYWORKS SOLUTIONS INC           COM                83088M102   2,582       468,545 SH           SOLE             SOLE
SONY CORP                        ADR NEW            835699307   9,060       205,728 SH           SOLE             SOLE
TAKE-TWO INTERACTIVE  SOFTWARE   COM                874054109   1,293       119,528 SH           SOLE             SOLE
TRANSWITCH CORP                  COM                894065101   2,751     1,303,932 SH           SOLE             SOLE
VITESSE SEMICONDUCTOR CORP       COM                928497106     509       353,502 SH           SOLE             SOLE
YAHOO INC                        COM                984332106   3,966       120,173 SH           SOLE             SOLE


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